Revenue Disaggregated Revenue - Products and Services and Geographical (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606	$ 40	$ 84	$ 269	$ 362	$ 8,801
Vehicle
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					8,476
Other Revenue
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					325
Licensee revenue
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					177
Ancillary retail vehicle sales
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					103
Fleet management
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					45
Airport
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					5,753
Off airport
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					2,723
Americas RAC
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					6,753
Americas RAC | Vehicle
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					6,618
Americas RAC | Other Revenue
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					135
Americas RAC | Licensee revenue
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					32
Americas RAC | Ancillary retail vehicle sales
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					103
Americas RAC | Fleet management
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					0
Americas RAC | Airport
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					4,664
Americas RAC | Off airport
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					1,954
International RAC
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					2,003
International RAC | Vehicle
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					1,858
International RAC | Other Revenue
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					145
International RAC | Licensee revenue
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					145
International RAC | Ancillary retail vehicle sales
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					0
International RAC | Fleet management
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					0
International RAC | Airport
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					1,089
International RAC | Off airport
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					769
All Other Operations
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					45
All Other Operations | Vehicle
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					0
All Other Operations | Other Revenue
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					45
All Other Operations | Licensee revenue
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					0
All Other Operations | Ancillary retail vehicle sales
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					0
All Other Operations | Fleet management
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					45
All Other Operations | Airport
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					0
All Other Operations | Off airport
Disaggregation of Revenue [Line Items]
Revenue accounted for under Topic 606					$ 0